Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
Other receivables	$ 344,437	$ 124,684
Prepayments	1,983,685	1,424,317
Trade and other receivables	$ 2,328,122	$ 1,549,001